Financial Condition and Net Income on a Statutory Basis - Significant Subs	12 Months Ended
Dec. 31, 2011
Statutory Basis [Abstract]
Statutory Basis Reporting [Text Block]

Note 11 FINANCIAL CONDITION AND NET INCOME ON A STATUTORY BASIS – SIGNIFICANT SUBSIDIARIES

The domestic and foreign insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department or local regulatory authority, which vary materially from statements prepared in accordance with GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, local regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between jurisdictions. The principal differences between GAAP and NAIC are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred tax assets, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC and local regulatory agencies, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2010 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2011 and the statutory capital and surplus amounts as of December 31, 2011 are estimates.

(dollars in thousands)	Statutory Capital & Surplus		Statutory Net Income (Loss)
	2011	2010	2011	2010	2009
RGA Reinsurance	$1,515,934	$1,528,887	$129,717	$68,010	$63,189
RCM	1,478,864	1,486,928	37,142	53,690	(16,800)
RGA Canada	610,142	522,756	102,229	68,561	(2,620)
RGA Barbados(1)	493,637	409,147	149,676	98,688	33,220
RGA Australia	382,395	339,297	44,403	31,897	37,515
RGA Atlantic(1)	345,247	287,386	74,506	81,390	47,369
RGA Americas(1)	267,871	259,589	55,639	50,314	15,433
Other reinsurance subsidiaries(1)	644,918	454,738	(420,206)	80,286	(315,713)

(1)	The statutory basis for these subsidiaries is GAAP. However, the Company has not yet filed statutory financial statements, for periods beginning after January 1, 2012, including the retrospective adjustments associated with the adoption of new accounting guidance for deferred acquisition costs. Therefore, these balances have not been adjusted. It is expected that the impact on the statutory capital and surplus and statutory pre-tax income (loss) associated with the adoption of the new accounting guidance for deferred acquisition costs on January 1, 2012 will be:

	Statutory Capital
	& Surplus		Statutory Pre-tax Income
	2011		2011	2010
RGA Barbados	$(1,181)		$(1,275)	$--
RGA Atlantic	(16,913)		(4,502)	(3,163)
RGA Americas	(28,528)		(9,651)	(7,743)
Other reinsurance subsidiaries	(1,487)		(1,295)	(192)

The total capital and surplus positions of the Company's primary life reinsurance legal entities exceed the capital requirements of the applicable regulatory bodies. RCM and RGA Reinsurance are subject to Missouri statutory provisions that restrict the payment of dividends. They may not pay dividends in any 12-month period in excess of the greater of the prior year's statutory operating income or 10% of capital and surplus at the preceding year-end, without regulatory approval. The applicable statutory provisions only permit an insurer to pay a shareholder dividend from unassigned surplus. Any dividends paid by RGA Reinsurance would be paid to RCM, its parent company, which in turn has restrictions related to its ability to pay dividends to RGA. The assets of RCM consist primarily of its investment in RGA Reinsurance. As of January 1, 2012, RCM and RGA Reinsurance could pay maximum dividends, without prior approval, of approximately $147.9 million and $151.6 million, respectively. The Missouri Department of Insurance, Financial Institution and Professional Registration, allows RCM to pay a dividend to RGA to the extent RCM received the dividend from RGA Reinsurance, without limitation related to the level of unassigned surplus. Dividend payments by other subsidiaries are subject to regulations in the jurisdiction of domicile.